Securities - Gross Unrealized Losses and Fair Values by Investment Type (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	$ 275,781	$ 607,923
Debt securities, available-for-sale, unrealized losses, less than twelve months	19,984	8,077
Debt securities, available-for-sale, fair value, twelve months or more	490,301	33,530
Debt securities, available-for-sale, unrealized losses, twelve months or more	67,361	545
Debt securities, available-for-sale, fair value, total	766,082	641,453
Debt securities, available-for-sale, unrealized losses, total	87,345	8,622
U.S. agency
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	8,244	11,986
Debt securities, available-for-sale, unrealized losses, less than twelve months	799	109
Debt securities, available-for-sale, fair value, twelve months or more	2,587	1,286
Debt securities, available-for-sale, unrealized losses, twelve months or more	301	3
Debt securities, available-for-sale, fair value, total	10,831	13,272
Debt securities, available-for-sale, unrealized losses, total	1,100	112
U.S. agency residential mortgage-backed
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	33,784	171,398
Debt securities, available-for-sale, unrealized losses, less than twelve months	1,920	3,555
Debt securities, available-for-sale, fair value, twelve months or more	54,793	19,024
Debt securities, available-for-sale, unrealized losses, twelve months or more	8,341	319
Debt securities, available-for-sale, fair value, total	88,577	190,422
Debt securities, available-for-sale, unrealized losses, total	10,261	3,874
U.S. agency commercial mortgage-backed
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	1,609	19,900
Debt securities, available-for-sale, unrealized losses, less than twelve months	73	224
Debt securities, available-for-sale, fair value, twelve months or more	11,844	0
Debt securities, available-for-sale, unrealized losses, twelve months or more	1,521	0
Debt securities, available-for-sale, fair value, total	13,453	19,900
Debt securities, available-for-sale, unrealized losses, total	1,594	224
Private label mortgage-backed
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	39,954	64,408
Debt securities, available-for-sale, unrealized losses, less than twelve months	2,582	640
Debt securities, available-for-sale, fair value, twelve months or more	53,346	2,180
Debt securities, available-for-sale, unrealized losses, twelve months or more	6,014	32
Debt securities, available-for-sale, fair value, total	93,300	66,588
Debt securities, available-for-sale, unrealized losses, total	8,596	672
Other asset backed
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	110,859	86,581
Debt securities, available-for-sale, unrealized losses, less than twelve months	2,657	248
Debt securities, available-for-sale, fair value, twelve months or more	83,802	978
Debt securities, available-for-sale, unrealized losses, twelve months or more	3,373	21
Debt securities, available-for-sale, fair value, total	194,661	87,559
Debt securities, available-for-sale, unrealized losses, total	6,030	269
Obligations of states and political subdivisions
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	56,455	178,484
Debt securities, available-for-sale, unrealized losses, less than twelve months	10,216	2,151
Debt securities, available-for-sale, fair value, twelve months or more	231,705	7,093
Debt securities, available-for-sale, unrealized losses, twelve months or more	40,349	70
Debt securities, available-for-sale, fair value, total	288,160	185,577
Debt securities, available-for-sale, unrealized losses, total	50,565	2,221
Corporate
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	24,876	75,166
Debt securities, available-for-sale, unrealized losses, less than twelve months	1,737	1,150
Debt securities, available-for-sale, fair value, twelve months or more	51,293	1,050
Debt securities, available-for-sale, unrealized losses, twelve months or more	7,414	44
Debt securities, available-for-sale, fair value, total	76,169	76,216
Debt securities, available-for-sale, unrealized losses, total	9,151	1,194
Trust preferred
Debt Securities, Available-for-Sale, Unrealized Loss Position [Line Items]
Debt securities, available-for-sale, fair value, less than twelve months	0	0
Debt securities, available-for-sale, unrealized losses, less than twelve months	0	0
Debt securities, available-for-sale, fair value, twelve months or more	931	1,919
Debt securities, available-for-sale, unrealized losses, twelve months or more	48	56
Debt securities, available-for-sale, fair value, total	931	1,919
Debt securities, available-for-sale, unrealized losses, total	$ 48	$ 56